UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (2,297,650)	$ (322,999)	¥ (616,966)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	785,271	110,392	382,575
Share-based compensation expenses	1,350,864	189,901	710,500
Foreign exchange loss	14,157	1,990	55,947
Unrealized investment loss/(income)	(8,419)	(1,184)	8,704
Interest expense	20,210	2,841	50,955
Share of loss of equity method investees	7,457	1,048	465
Impairment loss related to the property, plant and equipment	0	0	27,388
Inventory write-downs and losses on purchase commitments relating to inventory	802,799	112,856	51,256
Allowance for credit losses	15,373	2,161	3,566
Deferred income tax, net	(61,056)	(8,583)	181,384
Loss on disposal of property, plant and equipment	53,848	7,570	19,843
Changes in operating assets and liabilities:
Prepayments and other current assets	(988,152)	(138,912)	(363,959)
Inventories	(4,162,785)	(585,195)	(490,372)
Operating lease rightofuse assets	(505,330)	(71,038)	(505,064)
Operating lease liabilities	607,486	85,399	546,537
Other non-current assets	(460,806)	(64,779)	(379,936)
Trade receivable	87,377	12,283	(152,634)
Deferred revenue	(16,644)	(2,340)	148,852
Trade and notes payable	5,628,720	791,273	3,881,128
Amounts due to related parties	(30,148)	(4,238)	(12,902)
Accruals and other current liabilities	944,560	132,784	630,130
Other noncurrent liabilities	667,784	93,877	326,090
Net cash provided by operating activities	2,454,916	345,107	4,503,487
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(3,459,878)	(486,382)	(1,786,162)
Disposal of property, plant and equipment	760	107	1
Purchase of longterm equity investments	(663,090)	(93,216)	0
Placement of long-term time deposits	(679,486)	(95,521)	(797,268)
Redemption of short-term time deposits	514,242	72,291	1,138,908
Placement of short-term financial investment	(44,221,644)	(6,216,580)	(194,477,476)
Redemption of short-term financial investment	49,502,709	6,958,981	198,841,957
Placement of long-term financial investment	(50,000)	(7,029)	0
Cash paid related to acquisition of Chongqing Zhizao Automobile Co., Ltd. ("Chongqing Zhizao"), net of cash acquired	0	0	(67,580)
Net cash provided by investing activities	943,613	132,651	2,852,380
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt	0	0	5,533,238
Proceeds from share issuance through an at-the-market equity offering program (the "ATM Offering")	2,465,441	346,587	0
Proceeds from exercise of stock options and vesting of RSUs	5,680	798	683
Proceeds from borrowings	2,977,934	418,632	400,000
Payment of borrowings	(149,850)	(21,066)	(429,692)
Proceeds from issue ordinary shares	0	0	70
Payment of issuance costs	(837)	(118)	0
Capital injection from noncontrolling interest	90,000	12,652	0
Proceeds from Hong Kong IPO, net of issuance cost	0	0	11,040,204
Net cash provided by financing activities	5,388,368	757,485	16,544,503
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,289,783	181,314	(111,698)
Net increase in cash, cash equivalents and restricted cash	10,076,680	1,416,557	23,788,672
Cash, cash equivalents and restricted cash at beginning of the period	30,493,064	4,286,647	10,172,519	¥ 10,172,519
Cash, cash equivalents and restricted cash at end of the period	40,569,744	5,703,204	33,961,191	¥ 30,493,064
Supplemental schedule of noncash investing and financing activities
Payable related to purchase of property, plant and equipment	(2,471,347)	(347,416)	(637,969)
Property, plant and equipment and other assets related to capital injection by noncontrolling interest shareholders	¥ 228,668	$ 32,146	¥ 0